Federated Hermes High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.6%
	Aerospace/Defense—1.5%
$2,200,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 2,289,408
975,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,003,031
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	418,438
600,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	603,483
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	2,992,148
1,250,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	1,307,500
925,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	923,603
	TOTAL	9,537,611
	Airlines—0.4%
1,700,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,770,431
975,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	1,043,986
	TOTAL	2,814,417
	Automotive—5.7%
2,975,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,038,338
90,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	94,366
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	794,181
500,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	499,507
2,325,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,298,844
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	833,250
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	459,029
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,002,452
1,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,643,233
1,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,922,610
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	972,558
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,204,434
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,345,163
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,190,583
1,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,224,900
675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	728,075
725,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	749,179
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	673,019
1,975,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	2,069,395
1,875,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,905,394
5,225,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,545,214
3,525,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,524,454
1,725,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,763,217
	TOTAL	37,481,395
	Building Materials—2.7%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	537,949
750,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	802,680
2,625,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,615,563
2,150,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,115,396
975,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	978,929
500,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	524,488
1,425,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	1,434,355

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 875,000		SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 892,973
1,025,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	989,125
1,050,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	1,073,394
200,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	206,863
2,975,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,066,139
1,675,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,748,566
1,000,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,027,455
		TOTAL	18,013,875
		Cable Satellite—8.7%
1,725,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,769,876
488,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	503,322
1,025,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	1,056,175
1,400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,415,155
725,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	714,587
2,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,716,873
675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	689,725
1,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,666,840
1,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,771,400
1,875,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,933,547
625,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	675,531
925,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	963,138
575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	539,275
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	440,042
650,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	642,928
1,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,279,719
650,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	627,380
2,325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,406,236
3,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,994,645
1,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,286,436
1,100,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	1,181,493
1,550,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,589,060
925,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	935,984
600,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	617,136
525,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	532,405
1,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,161,930
2,150,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	1,959,983
950,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	958,597
1,150,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	521,996
750,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	344,531
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	149,552
575,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	575,923
1,750,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,718,894
925,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	931,771
1,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,728,062
1,125,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,214,077
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,519,000
2,725,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,783,901
1,175,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,170,958
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	403,172
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,692,184

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 525,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	$ 515,351
825,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	836,806
2,136,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,197,218
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,778,501
	TOTAL	57,111,315
	Chemicals—3.0%
650,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	646,058
300,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	313,050
400,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	387,590
2,150,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	2,207,706
625,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	662,653
1,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,383,848
400,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	412,574
1,875,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,840,472
2,000,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	2,112,000
600,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	640,701
3,100,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,157,443
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	970,998
1,150,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,122,866
1,525,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,499,898
200,000	SPCM SA, 144A, 3.125%, 3/15/2027	197,836
325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	313,636
525,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	539,900
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	949,281
	TOTAL	19,358,510
	Construction Machinery—0.9%
2,200,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,187,405
250,000	Ritchie Bros Hldgs, Inc., Sr. Unsecd. Note, 144A, 4.750%, 12/15/2031	261,423
375,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	385,882
275,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	277,320
200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 11/15/2027	207,857
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	668,808
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	999,970
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	596,153
350,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	355,852
	TOTAL	5,940,670
	Consumer Cyclical Services—2.4%
800,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	840,380
1,450,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,412,322
4,200,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,492,278
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	547,877
1,600,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,530,248
775,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	802,253
4,004,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	4,322,718
1,550,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,378,074
300,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	312,300
	TOTAL	15,638,450
	Consumer Products—1.3%
2,750,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	2,810,693
950,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	943,811

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	$ 832,404
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	637,698
1,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,344,014
875,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	894,933
525,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	510,045
300,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	312,804
	TOTAL	8,286,402
	Diversified Manufacturing—1.0%
263,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	272,146
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	702,754
3,625,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,746,782
325,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	346,856
450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	477,574
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,317,528
	TOTAL	6,863,640
	Finance Companies—1.8%
1,250,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	1,179,900
750,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	749,321
950,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,013,888
825,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	908,325
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	304,268
825,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	829,278
1,725,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,753,531
575,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	571,458
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	456,476
2,625,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,677,067
1,000,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	982,655
550,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	551,925
	TOTAL	11,978,092
	Food & Beverage—2.7%
425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	434,036
1,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,164,943
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,961,766
2,075,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	2,435,115
1,775,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	2,262,109
925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	919,154
75,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	78,357
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	298,236
925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	943,787
275,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	289,380
1,775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,884,038
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,101,115
200,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	208,466
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	405,120
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,272,350
	TOTAL	17,657,972
	Gaming—3.6%
1,675,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,744,378
1,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,277,231
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	485,329

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	$ 107,272
500,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	501,048
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	208,841
575,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	601,214
1,175,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,234,807
1,325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,468,955
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	106,999
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	197,957
350,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	368,002
225,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	240,149
300,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	309,443
567,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	604,467
950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	993,700
725,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	729,727
3,200,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,363,824
425,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	444,556
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	437,182
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	204,219
150,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	151,688
1,075,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	1,148,852
1,125,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,256,237
875,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	922,053
1,675,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	1,687,763
800,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	807,924
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	101,606
850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	886,367
1,125,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,199,194
	TOTAL	23,790,984
	Health Care—7.4%
200,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	205,804
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	184,195
975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	976,477
1,150,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,171,861
775,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	769,342
1,975,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	2,062,226
1,625,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,645,061
325,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	328,716
325,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	333,465
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	312,431
850,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	842,210
525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	556,264
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	186,870
350,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	362,647
2,100,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	2,142,588
825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	868,180
300,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2027	324,417
1,225,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,256,311
2,625,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,658,101
950,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	1,005,931
1,400,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	1,540,420

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$1,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	$ 1,293,807
650,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	760,611
625,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	662,509
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,566,930
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	621,810
675,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	704,373
500,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	504,285
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	622,775
2,650,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,803,634
1,325,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,387,884
1,275,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,273,049
2,600,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	2,640,872
775,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	786,830
3,475,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	3,309,990
1,450,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,366,320
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	390,538
750,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	762,953
100,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	102,895
775,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	797,215
600,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	625,674
1,000,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	1,036,355
175,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	184,389
463,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	469,369
700,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	748,972
2,400,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	2,539,812
450,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	470,138
	TOTAL	48,167,506
	Health Insurance—0.9%
375,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	369,952
950,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	932,582
300,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	305,472
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	586,532
1,650,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,722,979
1,800,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,944,342
	TOTAL	5,861,859
	Independent Energy—5.0%
950,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	966,235
175,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	187,370
83,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	92,262
163,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	185,794
175,000	Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	188,123
500,000	Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	545,713
575,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	554,067
700,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	710,475
200,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	208,784
300,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	401,886
625,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	619,400
200,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	197,208
250,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	237,760
850,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	837,284

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 50,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	$ 49,173
1,250,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,276,250
625,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	12,500
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	187,448
375,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	384,996
1,875,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,036,831
975,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	1,149,817
250,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	259,755
2,150,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,200,890
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	640,500
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	635,529
275,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	304,954
325,000		EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	366,850
600,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	616,659
350,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	363,669
250,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	262,868
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	490,758
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	1,323,390
800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	811,212
725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	800,222
900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,149,300
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,208,200
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	788,737
1,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,890,532
313,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	317,251
850,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	879,457
275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	284,292
281,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	287,620
550,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	614,210
625,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	674,414
775,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	799,540
250,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	252,468
500,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	518,210
50,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	51,552
750,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	771,405
425,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	448,392
225,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	241,479
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	485,888
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	502,934
775,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	806,806
650,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	33,079,319
		Industrial - Other—1.1%
275,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	280,207
200,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	206,864
475,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	508,927
200,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	200,795
2,850,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,854,360
919,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	985,779

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—continued
$1,775,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	$ 1,868,241
	TOTAL	6,905,173
	Insurance - P&C—4.9%
2,775,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	2,881,948
2,000,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,023,430
1,597,894	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,786,813
900,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	876,757
2,550,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,571,777
3,225,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	3,173,094
950,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	986,575
1,425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	1,470,244
7,175,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,381,461
300,000	NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	303,456
4,675,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,695,476
3,650,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,681,372
	TOTAL	31,832,403
	Leisure—0.6%
1,975,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,014,026
1,900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,968,400
200,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	213,812
	TOTAL	4,196,238
	Lodging—0.5%
800,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	797,124
300,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	302,680
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	78,123
325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	347,685
625,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	668,931
750,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	773,719
	TOTAL	2,968,262
	Media Entertainment—8.3%
1,075,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	1,070,227
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	1,354,793
530,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	534,532
1,550,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,534,810
1,575,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	1,540,933
1,377,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,430,400
700,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	350,805
1,850,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	522,625
1,275,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	1,313,945
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	160,476
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	373,296
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,404,480
369,700	iHeartCommunications, Inc., 6.375%, 5/1/2026	383,970
400,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	406,260
625,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	650,688
3,837,269	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	4,050,717
475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	496,458
350,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	341,346
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,542,438
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	260,574

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$1,350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	$ 1,405,924
2,825,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,896,571
1,800,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,837,035
2,475,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,612,127
300,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	295,577
650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	642,860
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	508,500
550,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	568,807
1,350,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,427,355
900,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	903,002
450,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	449,557
1,075,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	1,092,211
375,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	375,114
1,125,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	1,144,963
1,300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,367,031
150,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	142,352
625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	606,922
1,275,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,238,541
2,125,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	2,159,085
1,825,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,848,479
225,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	234,237
1,850,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,894,973
3,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,977,452
375,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	398,359
800,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	809,424
1,600,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,650,328
575,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	574,497
325,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	330,748
	TOTAL	54,115,804
	Metals & Mining—1.4%
1,450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,481,146
1,825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,898,694
1,225,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,124,415
675,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	701,281
625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	656,366
1,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,074,160
400,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	416,558
650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	712,845
725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	883,710
	TOTAL	8,949,175
	Midstream—7.2%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	160,838
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	692,031
2,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,322,983
1,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,769,972
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,529,944
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,598,973
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	606,675
850,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	905,543
1,925,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	2,021,991

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 275,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	$ 278,300
525,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	557,408
1,100,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,097,739
1,125,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	1,171,732
575,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	598,848
1,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	1,456,242
1,575,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,765,984
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,340,052
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,490,102
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	734,818
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	397,682
1,175,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,225,184
750,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	748,789
1,500,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	1,587,750
575,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	624,476
925,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	1,009,563
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	676,650
325,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	342,401
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,589,763
300,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	303,884
1,250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,126,300
550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	598,224
1,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,005,094
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,702,453
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	757,429
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	429,232
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	287,851
1,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,531,852
675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	669,198
450,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	451,683
625,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	681,588
350,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	381,308
2,175,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,624,050
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	568,300
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	269,096
225,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	247,731
	TOTAL	46,937,706
	Oil Field Services—1.8%
1,500,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,566,210
2,525,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,653,775
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	181,333
1,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,018,644
650,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	589,170
425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	433,766
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	611,991
775,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	566,614
1,875,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,982,437
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,160,272
	TOTAL	11,764,212

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—4.9%
$3,425,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	$ 3,531,312
1,275,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,265,227
1,350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,359,956
1,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,662,169
1,200,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	1,166,076
300,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	296,690
400,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	414,292
900,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	942,539
1,000,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,010,470
1,950,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	1,957,117
1,075,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,103,289
4,000,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,011,600
2,425,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,520,339
325,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	329,878
1,050,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,085,222
1,025,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	1,074,728
1,100,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	1,186,411
300,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	316,800
450,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	469,604
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	332,175
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,731,107
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,098,468
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	442,463
2,425,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,566,862
	TOTAL	31,874,794
	Paper—0.5%
2,225,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,405,303
300,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	299,681
275,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	273,332
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	151,820
400,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	433,360
	TOTAL	3,563,496
	Pharmaceuticals—3.6%
350,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	357,634
650,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	661,385
425,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	441,575
1,125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	1,036,772
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	950,370
700,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	617,085
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	946,322
2,752,000	Bausch Health Cos, Inc, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	2,806,586
975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	928,083
1,575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,561,463
1,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,550,881
1,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,555,358
575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	608,054
550,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	549,230
475,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	484,006
875,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	653,214
400,000	Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	408,748

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$1,550,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	$ 1,607,613
3,550,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,938,353
2,350,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,283,135
350,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	356,293
1,425,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,491,227
800,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	791,148
		TOTAL	23,584,535
		Restaurant—1.4%
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	371,676
5,025,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	4,947,515
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	380,434
925,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	945,086
275,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	274,392
1,825,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,942,594
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	379,377
		TOTAL	9,241,074
		Retailers—0.6%
675,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	721,032
375,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	382,657
375,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	389,702
250,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	247,664
375,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	370,459
350,000		Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	350,584
900,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	956,646
300,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	311,550
175,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	181,081
		TOTAL	3,911,375
		Supermarkets—0.6%
525,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	535,398
2,075,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,082,657
575,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	610,293
575,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	614,494
		TOTAL	3,842,842
		Technology—6.0%
925,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	981,945
1,000,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	1,000,230
575,000		Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	601,223
1,500,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,599,652
300,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	303,110
1,000,000		Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,003,545
275,000		Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 7/1/2028	276,929
1,050,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,066,669
575,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	598,687
1,000,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,046,420
250,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	269,459
350,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	358,659
750,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	743,261
500,000		Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	514,830
400,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	409,534
175,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	183,052

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 900,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	$ 892,125
1,425,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,402,677
700,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	716,310
2,000,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	2,026,080
1,400,000	NCR Corp., 144A, 5.125%, 4/15/2029	1,451,814
1,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,083,096
1,375,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,414,868
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	183,050
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	321,844
1,000,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	1,032,845
250,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	256,609
275,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	280,717
600,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	618,924
250,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	253,540
550,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	556,355
375,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	382,168
100,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	101,481
1,425,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	1,358,716
1,500,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	1,464,660
2,325,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,271,537
250,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	256,630
1,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	1,175,064
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	879,597
250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	255,745
525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	552,003
125,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	124,736
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,772,443
450,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	468,486
450,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	457,396
550,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	547,396
2,325,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	2,409,409
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	275,381
	TOTAL	39,200,907
	Transportation Services—0.4%
1,050,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,079,384
1,675,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,743,675
	TOTAL	2,823,059
	Utility - Electric—2.7%
1,075,000	Calpine Corp., 144A, 4.500%, 2/15/2028	1,117,172
100,000	Calpine Corp., 144A, 5.250%, 6/1/2026	102,722
800,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	772,264
325,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	321,024
350,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	350,541
1,175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	1,194,716
3,075,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,178,628
259,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	269,567
200,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	196,267
225,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	219,760
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,374,219
750,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	804,600

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	$ 608,706
425,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	441,601
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	230,300
900,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	944,892
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,829,578
200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	200,729
1,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,091,013
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	723,789
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,753,150
		TOTAL	17,725,238
		Wireless Communications—1.1%
475,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	533,862
1,925,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,216,185
1,675,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,681,742
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	368,981
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	442,701
1,650,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	1,656,641
525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	535,852
		TOTAL	7,435,964
		TOTAL CORPORATE BONDS (IDENTIFIED COST $619,528,653)	632,454,274
		COMMON STOCKS—0.5%
	[2]	Chemicals—0.1%
16,233		Hexion Holdings Corp.	470,027
		Independent Energy—0.0%
68		Chesapeake Energy Corp.	4,387
	[2]	Media Entertainment—0.1%
25,586		iHeartMedia, Inc.	538,329
	[2,3]	Oil Field Services—0.3%
47,826		Superior Energy Services, Inc.	2,068,475
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,308,998)	3,081,218
	[4]	FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
$ 625,000		Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025 (IDENTIFIED COST $625,000)	677,863
	[2]	WARRANTS—0.0%
		Independent Energy—0.0%
3,260		Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	117,067
129		Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	4,177
1,566		Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	62,577
		TOTAL WARRANTS (IDENTIFIED COST $504,843)	183,821
		INVESTMENT COMPANY—1.3%
8,310,797		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5] (IDENTIFIED COST $8,315,696)	8,310,797
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $631,283,190)	644,707,973
		OTHER ASSETS AND LIABILITIES - NET—1.5%[6]	9,906,303
		TOTAL NET ASSETS—100%	$654,614,276

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2021	$16,452,501
Purchases at Cost	$101,334,896
Proceeds from Sales	$(109,473,590)
Change in Unrealized Appreciation/Depreciation	$1,116
Net Realized Gain/(Loss)	$(4,126)
Value as of 12/31/2021	$8,310,797
Shares Held as of 12/31/2021	8,310,797
Dividend Income	$2,822

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$632,454,274	$0	$632,454,274
Floating Rate Loan	—	677,863	—	677,863
Warrants	183,821	—	—	183,821
Equity Securities:
Common Stocks
Domestic	1,012,743	—	2,068,475	3,081,218
Investment Company	8,310,797	—	—	8,310,797
TOTAL SECURITIES	$9,507,361	$633,132,137	$2,068,475	$644,707,973

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind